Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2019
Retirement Benefits [Abstract]
Share Based Compensation Awards Activity

	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2016	3,413,125	$48.03
Granted	1,116,314	$54.79
Vested	(1,466,690)	$38.95
Forfeited	(112,781)	$51.72
Outstanding at November 30, 2017	2,949,968	$51.82
Granted	951,906	$66.68
Vested	(1,419,218)	$45.45
Forfeited	(202,139)	$56.57
Outstanding at November 30, 2018	2,280,517	$61.57
Granted	1,357,177	$52.17
Vested	(960,693)	$53.49
Forfeited	(185,625)	$56.13
Outstanding at November 30, 2019	2,491,376	$59.97